Income Taxes (Provision For Taxes 2) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income Tax Expense (Benefit)	$ 81,000,000	$ 103,000,000	$ (123,000,000)	$ 301,000,000	$ (1,035,000,000)	$ 297,000,000	$ 243,000,000	$ (26,000,000)	$ 362,000,000	$ (521,000,000)	$ 1,083,000,000
U.S. earnings (loss) from continuing operations before income taxes									3,998,000,000	2,964,000,000	4,820,000,000
Non-U.S. earnings (loss) from continuing operations before income taxes									2,864,000,000	3,101,000,000	2,863,000,000
U.S. federal, current									162,000,000	(562,000,000)	649,000,000
U.S. federal, deferred									(174,000,000)	(679,000,000)	(212,000,000)
Non-U.S., current									1,093,000,000	804,000,000	1,000,000,000
Non-U.S., deferred									(518,000,000)	(40,000,000)	(207,000,000)
Other Tax Expense Benefit									(201,000,000)	(44,000,000)	(147,000,000)
Cumulative earning of non-U.S affiliates reinvested indefinitely	78				73				78	73
Number Of Income Tax Returns Filed Annually									5,500,000,000
Number Of Global Taxing Jurisdictions									250,000,000
Percentage of reduction in effective tax rate									1.3
Earnings from continuing operations before income taxes									$ 6,862,000,000	$ 6,065,000,000	$ 7,683,000,000